Average Annual Total Returns		12 Months Ended	60 Months Ended	105 Months Ended		120 Months Ended	365 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index Net
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	11.01%	[1]	9.23%
Morningstar Moderate Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent		8.27%	5.37%	7.02%	[1]	6.05%
Combined Index Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.63%	6.93%	7.92%	[1]	6.91%
Lipper Mixed-Asset Target Allocation Moderate Funds Index
Prospectus [Line Items]
Average Annual Return, Percent		10.57%	6.46%	7.31%	[1]	6.26%
Morningstar Moderately Aggressive Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent		10.66%	7.02%	8.84%	[3]	7.49%
Combined Index Portfolio [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	14.61%	8.79%	9.94%	[3]	8.58%
Lipper Mixed-Asset Target Allocation Growth Funds Index
Prospectus [Line Items]
Average Annual Return, Percent		12.87%	8.22%	8.98%	[3]	7.73%
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.18%	[5]	1.35%
Morningstar Moderately Conservative Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent		6.40%	3.88%	5.32%	[5]	4.71%
Combined Index Portfolios [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[6]	8.69%	4.98%	5.84%	[5]	5.18%
Lipper Mixed-Asset Target Allocation Conservative Funds Index
Prospectus [Line Items]
Average Annual Return, Percent		7.10%	3.59%	4.63%	[5]	4.02%
T. Rowe Price Spectrum Moderate Allocation Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		10.34%	5.91%			6.68%
Performance Inception Date							Jul. 29, 1994
T. Rowe Price Spectrum Moderate Allocation Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.31%	4.08%			4.96%
T. Rowe Price Spectrum Moderate Allocation Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.02%	4.19%			4.84%
T. Rowe Price Spectrum Moderate Allocation Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent		10.47%	6.04%	7.77%
Performance Inception Date				Mar. 23, 2016
T. Rowe Price Spectrum Moderate Growth Allocation Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		12.57%	7.28%			7.98%
Performance Inception Date							Jul. 29, 1994
T. Rowe Price Spectrum Moderate Growth Allocation Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.85%	5.82%			6.63%
T. Rowe Price Spectrum Moderate Growth Allocation Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.51%	5.48%			6.13%
T. Rowe Price Spectrum Moderate Growth Allocation Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent		12.70%	7.43%	9.41%
Performance Inception Date				Mar. 23, 2016
T. Rowe Price Spectrum Conservative Allocation Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		8.56%	4.66%			5.33%
Performance Inception Date							Jul. 29, 1994
T. Rowe Price Spectrum Conservative Allocation Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.00%	3.03%			3.86%
T. Rowe Price Spectrum Conservative Allocation Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.20%	3.10%			3.70%
T. Rowe Price Spectrum Conservative Allocation Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent		8.69%	4.77%	6.11%
Performance Inception Date				Mar. 23, 2016

[1]	Return since 3/23/16.
[2]	Combined Index Portfolio is a blended benchmark composed of 60% stocks (42% Russell 3000® Index and 18% MSCI All Country World Index ex USA Net), 30% bonds (Bloomberg U.S. Aggregate Bond Index), and 10% money market securities (FTSE 3-Month Treasury Bill Index) as of 5/31/25. The indices and percentages may vary over time.
[3]	Return since 3/23/16.
[4]	Combined Index Portfolio is a blended benchmark composed of 80% stocks (56% Russell 3000® Index and 24% MSCI All Country World Index ex USA Net) and 20% bonds (Bloomberg U.S. Aggregate Bond Index) as of 5/31/25. The indices and percentages may vary over time.
[5]	Return since 3/23/16.
[6]	Combined Index Portfolio is a blended benchmark composed of 40% stocks (28% Russell 3000® Index and 12% MSCI All Country World Index ex USA Net), 40% bonds (Bloomberg U.S. Aggregate Bond Index), and 20% money market securities (FTSE 3-Month Treasury Bill Index) as of 5/31/25. The indices and percentages may vary over time.